Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005489
Shareholder Report [Line Items]
Fund Name	Retirement 2045 Fund
Class Name	Investor Class
Trading Symbol	TRRKX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2045 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2045 Fund - Investor Class	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2045 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,339	9,394	9,373
2015	9,604	9,895	9,707
2016	8,881	9,142	9,038
2016	9,642	10,022	9,798
2016	10,042	10,468	10,175
2016	10,061	10,717	10,206
2017	10,770	11,546	10,867
2017	11,350	11,795	11,260
2017	11,768	12,150	11,578
2017	12,407	13,104	12,302
2018	12,655	13,419	12,486
2018	12,648	13,572	12,564
2018	13,019	14,610	13,010
2018	12,337	13,828	12,309
2019	12,788	14,096	12,637
2019	12,656	13,911	12,456
2019	13,296	14,801	12,988
2019	14,033	15,970	13,839
2020	13,433	15,069	13,070
2020	13,433	15,505	13,017
2020	15,306	17,975	14,597
2020	16,407	19,008	15,519
2021	17,764	20,393	16,593
2021	19,152	22,314	17,941
2021	19,952	23,914	18,587
2021	19,519	24,014	18,293
2022	18,547	22,900	17,785
2022	17,272	21,492	16,857
2022	16,363	20,738	15,996
2022	17,001	21,420	16,561
2023	16,920	21,051	16,677
2023	17,325	21,929	16,979
2023	18,465	23,798	17,974
2023	18,634	24,121	18,141
2024	20,463	27,072	19,758
2024	21,269	27,978	20,419
2024	22,440	30,020	21,639
2024	23,207	32,439	22,230
2025	23,028	31,819	22,205
2025	23,309	31,648	22,732

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2045 Fund (Investor Class)	9.59%	11.65%	8.83%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2045 Index (Strategy Benchmark)	11.33	11.80	8.56

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,447,355,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 88,074,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,447,355 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	67.2%
International Equity Funds	28.6
Domestic Bond Funds	2.1
International Bond Funds	0.7
U.S. Treasury Debt	0.2
Short-Term and Other	1.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.1%
T. Rowe Price Growth Stock Fund	14.2
T. Rowe Price U.S. Large-Cap Core Fund	10.1
T. Rowe Price Equity Index 500 Fund	9.9
T. Rowe Price International Value Equity Fund	8.5
T. Rowe Price Overseas Stock Fund	8.0
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price Mid-Cap Growth Fund	3.4
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049235
Shareholder Report [Line Items]
Fund Name	Retirement 2045 Fund
Class Name	Advisor Class
Trading Symbol	PARLX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2045 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2045 Fund - Advisor Class	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2045 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,335	9,394	9,373
2015	9,596	9,895	9,707
2016	8,869	9,142	9,038
2016	9,621	10,022	9,798
2016	10,016	10,468	10,175
2016	10,022	10,717	10,206
2017	10,726	11,546	10,867
2017	11,295	11,795	11,260
2017	11,707	12,150	11,578
2017	12,334	13,104	12,302
2018	12,569	13,419	12,486
2018	12,562	13,572	12,564
2018	12,913	14,610	13,010
2018	12,231	13,828	12,309
2019	12,670	14,096	12,637
2019	12,538	13,911	12,456
2019	13,162	14,801	12,988
2019	13,883	15,970	13,839
2020	13,279	15,069	13,070
2020	13,279	15,505	13,017
2020	15,113	17,975	14,597
2020	16,193	19,008	15,519
2021	17,519	20,393	16,593
2021	18,874	22,314	17,941
2021	19,654	23,914	18,587
2021	19,215	24,014	18,293
2022	18,249	22,900	17,785
2022	16,982	21,492	16,857
2022	16,072	20,738	15,996
2022	16,687	21,420	16,561
2023	16,594	21,051	16,677
2023	16,995	21,929	16,979
2023	18,096	23,798	17,974
2023	18,245	24,121	18,141
2024	20,025	27,072	19,758
2024	20,812	27,978	20,419
2024	21,931	30,020	21,639
2024	22,670	32,439	22,230
2025	22,482	31,819	22,205
2025	22,740	31,648	22,732

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2045 Fund (Advisor Class)	9.26%	11.36%	8.56%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2045 Index (Strategy Benchmark)	11.33	11.80	8.56

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,447,355,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 88,074,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,447,355 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	67.2%
International Equity Funds	28.6
Domestic Bond Funds	2.1
International Bond Funds	0.7
U.S. Treasury Debt	0.2
Short-Term and Other	1.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.1%
T. Rowe Price Growth Stock Fund	14.2
T. Rowe Price U.S. Large-Cap Core Fund	10.1
T. Rowe Price Equity Index 500 Fund	9.9
T. Rowe Price International Value Equity Fund	8.5
T. Rowe Price Overseas Stock Fund	8.0
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price Mid-Cap Growth Fund	3.4
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049234
Shareholder Report [Line Items]
Fund Name	Retirement 2045 Fund
Class Name	R Class
Trading Symbol	RRTRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2045 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2045 Fund - R Class	$116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2045 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,329	9,394	9,373
2015	9,580	9,895	9,707
2016	8,853	9,142	9,038
2016	9,598	10,022	9,798
2016	9,977	10,468	10,175
2016	9,984	10,717	10,206
2017	10,680	11,546	10,867
2017	11,239	11,795	11,260
2017	11,633	12,150	11,578
2017	12,251	13,104	12,302
2018	12,480	13,419	12,486
2018	12,460	13,572	12,564
2018	12,806	14,610	13,010
2018	12,121	13,828	12,309
2019	12,551	14,096	12,637
2019	12,403	13,911	12,456
2019	13,022	14,801	12,988
2019	13,721	15,970	13,839
2020	13,118	15,069	13,070
2020	13,102	15,505	13,017
2020	14,905	17,975	14,597
2020	15,962	19,008	15,519
2021	17,264	20,393	16,593
2021	18,586	22,314	17,941
2021	19,341	23,914	18,587
2021	18,895	24,014	18,293
2022	17,935	22,900	17,785
2022	16,680	21,492	16,857
2022	15,779	20,738	15,996
2022	16,368	21,420	16,561
2023	16,275	21,051	16,677
2023	16,647	21,929	16,979
2023	17,716	23,798	17,974
2023	17,856	24,121	18,141
2024	19,588	27,072	19,758
2024	20,333	27,978	20,419
2024	21,418	30,020	21,639
2024	22,134	32,439	22,230
2025	21,928	31,819	22,205
2025	22,173	31,648	22,732

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2045 Fund (R Class)	9.05%	11.10%	8.29%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2045 Index (Strategy Benchmark)	11.33	11.80	8.56

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,447,355,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 88,074,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,447,355 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	67.2%
International Equity Funds	28.6
Domestic Bond Funds	2.1
International Bond Funds	0.7
U.S. Treasury Debt	0.2
Short-Term and Other	1.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.1%
T. Rowe Price Growth Stock Fund	14.2
T. Rowe Price U.S. Large-Cap Core Fund	10.1
T. Rowe Price Equity Index 500 Fund	9.9
T. Rowe Price International Value Equity Fund	8.5
T. Rowe Price Overseas Stock Fund	8.0
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price Mid-Cap Growth Fund	3.4
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244820
Shareholder Report [Line Items]
Fund Name	Retirement 2045 Fund
Class Name	I Class
Trading Symbol	TRIKX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2045 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2045 Fund - I Class	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2045 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	519,968	520,373	520,186
2/29/24	571,681	584,038	566,550
5/31/24	594,735	603,581	585,491
8/31/24	627,395	647,631	620,471
11/30/24	649,351	699,825	637,427
2/28/25	644,297	686,440	636,693
5/31/25	652,712	682,760	651,824

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2045 Fund (I Class)	9.75%	18.81%
Russell 3000 Index (Regulatory Benchmark)	13.12	22.32
S&P Target Date 2045 Index (Strategy Benchmark)	11.33	18.70

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 17,447,355,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 88,074,000
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$17,447,355 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	67.2%
International Equity Funds	28.6
Domestic Bond Funds	2.1
International Bond Funds	0.7
U.S. Treasury Debt	0.2
Short-Term and Other	1.2

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.1%
T. Rowe Price Growth Stock Fund	14.2
T. Rowe Price U.S. Large-Cap Core Fund	10.1
T. Rowe Price Equity Index 500 Fund	9.9
T. Rowe Price International Value Equity Fund	8.5
T. Rowe Price Overseas Stock Fund	8.0
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	6.3
T. Rowe Price Mid-Cap Growth Fund	3.4
T. Rowe Price Mid-Cap Value Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless